                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2003

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Timeless Investment Management & Research, LLC
Address:        150 N. Michigan Ave.
                32nd Floor
                Chicago, IL 60601

Form 13F File Number: 28-10318

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick J. Wolcott
Title:          Principal
Phone:          (312) 233-9932

Signature, Place, and Date of Signing:

   /s/ Patrick J. Wolcott              Chicago, Illinois          May 8, 2003
-----------------------------          -------------------        -----------
[Signature]                            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $127,687
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                    FORM 13 F
 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 1Q03

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                                                                                    Item 5:
                                                                                    Shares of
Item 1:                      Item 2:                Item 3:    Item 4:              Principal
Name of Issuer               Title of Class         CUSIP      Fair Market Value    Amount
-----------------------------


-----------------------------------------------------------------------------------------------
Common:
-----------------------------
A G EDWARDS                  Common Stock         281760108    $    3,514,630.00    135,700
-----------------------------
APOGENT TECHNOLOGIES         Common Stock         03760A101    $    4,333,176.00    297,200
-----------------------------
BEARING POINT                Common Stock         074002106    $    3,091,998.00    485,400
-----------------------------
BJS WHSL CLUB                Common Stock         05548J106    $    5,118,900.00    453,000
-----------------------------
BOK FINL CORP                Common Stock         05561Q201    $    3,479,355.00    106,500
-----------------------------
CORUS BANKSHARES             Common Stock         220873103    $    3,951,090.00     99,000
-----------------------------
DUANE READE INC              Common Stock         263578106    $    4,626,932.00    364,900
-----------------------------
ENTEGRIS                     Common Stock         29362U104    $    3,904,320.00    392,000
-----------------------------
HASBRO INC                   Common Stock         418056107    $    5,843,523.00    420,700
-----------------------------
HOME FED BANCORP             Common Stock         436926109    $    4,446,240.00    177,000
-----------------------------
HON INDUSTRIAL               Common Stock         438092108    $    4,078,350.00    143,100
-----------------------------
IDEX CORP                    Common Stock         45167R104    $    4,225,300.00    145,700
-----------------------------
INSIGHT ENTERPRISES          Common Stock         45765U103    $    4,991,400.00    708,000
-----------------------------
KAYDON CORP                  Common Stock         486587108    $    3,935,262.00    209,100
-----------------------------
KEANE INC COM                Common Stock         486665102    $    4,677,324.00    571,800
-----------------------------
LITTELFUSE                   Common Stock         537008104    $    4,982,365.00    278,500
-----------------------------
METTLER TOLEDO INTL          Common Stock         592688105    $    4,483,395.00    150,500
-----------------------------
NORDSON                      Common Stock         655663102    $    2,885,982.00    119,800
-----------------------------
PERRIGO CO                   Common Stock         714290103    $    3,624,588.00    305,100
-----------------------------
PLEXUS CORP                  Common Stock         729132100    $    5,307,915.00    580,100
-----------------------------
POLO RALPH LAUREN            Common Stock         731572103    $    5,060,900.00    221,000
-----------------------------
QUINTILES TRANSNATIONAL      Common Stock         748767100    $    4,365,440.00    359,000
-----------------------------
RAYMOND JAMES FINANCIAL      Common Stock         754730109    $    2,806,895.00    108,500
-----------------------------
ROPER INDS                   Common Stock         776696106    $    2,887,885.00    100,100
-----------------------------
SUPERIOR INDS                Common Stock         868168105    $    2,677,605.00     73,500
-----------------------------
SYBRON DENTAL SPECIALTIES    Common Stock         871142105    $    5,416,480.00    310,400
-----------------------------
TETRA TECH                   Common Stock         88162G103    $    4,874,058.00    344,700
-----------------------------
TOYS R US                    Common Stock         892335100    $    5,934,330.00    709,000
-----------------------------
VALASSIS COMMUNICATIONS      Common Stock         918866104    $    5,058,240.00    191,600
-----------------------------
WERNER ENTERPRISES           Common Stock         950755108    $    3,102,786.00    161,100
-----------------------------
                             Subtotal Common                   $  127,686,664.00
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Preferred:
-----------------------------

-----------------------------
                             Subtotal Preferred                $               -
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                             Grand Total                       $  127,686,664.00
-----------------------------------------------------------------------------------------------
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                                                                             Item 7:
Item 1:                                         Item 6:                      Managers                 Item 8:
Name of Issuer                           Investment Discretion               See Instr. V    Voting Authority (Shares)
-----------------------------  ----------------------------------------------             --------------------------------
                                          (b) Shared- As        (c) Shared-
                               (a) Sole   Defined in Instr. V   Other                     (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------------------------------------------------
Common:
-----------------------------
A G EDWARDS                    135,700                                                                          135,700
-----------------------------
APOGENT TECHNOLOGIES           297,200                                                                          297,200
-----------------------------
BEARING POINT                  485,400                                                                          485,400
-----------------------------
BJS WHSL CLUB                  453,000                                                                          453,000
-----------------------------
BOK FINL CORP                  106,500                                                                          106,500
-----------------------------
CORUS BANKSHARES                99,000                                                                           99,000
-----------------------------
DUANE READE INC                364,900                                                                          364,900
-----------------------------
ENTEGRIS                       392,000                                                                          392,000
-----------------------------
HASBRO INC                     420,700                                                                          420,700
-----------------------------
HOME FED BANCORP               177,000                                                                          177,000
-----------------------------
HON INDUSTRIAL                 143,100                                                                          143,100
-----------------------------
IDEX CORP                      145,700                                                                          145,700
-----------------------------
INSIGHT ENTERPRISES            708,000                                                                          708,000
-----------------------------
KAYDON CORP                    209,100                                                                          209,100
-----------------------------
KEANE INC COM                  571,800                                                                          571,800
-----------------------------
LITTELFUSE                     278,500                                                                          278,500
-----------------------------
METTLER TOLEDO INTL            150,500                                                                          150,500
-----------------------------
NORDSON                        119,800                                                                          119,800
-----------------------------
PERRIGO CO                     305,100                                                                          305,100
-----------------------------
PLEXUS CORP                    580,100                                                                          580,100
-----------------------------
POLO RALPH LAUREN              221,000                                                                          221,000
-----------------------------
QUINTILES TRANSNATIONAL        359,000                                                                          359,000
-----------------------------
RAYMOND JAMES FINANCIAL        108,500                                                                          108,500
-----------------------------
ROPER INDS                     100,100                                                                          100,100
-----------------------------
SUPERIOR INDS                   73,500                                                                           73,500
-----------------------------
SYBRON DENTAL SPECIALTIES      310,400                                                                          310,400
-----------------------------
TETRA TECH                     344,700                                                                          344,700
-----------------------------
TOYS R US                      709,000                                                                          709,000
-----------------------------
VALASSIS COMMUNICATIONS        191,600                                                                          191,600
-----------------------------
WERNER ENTERPRISES             161,100                                                                          161,100
-----------------------------

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Preferred:
-----------------------------

-----------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------